Expense Example - Calamos Antetokounmpo Sustainable Equities Fund	Apr. 15, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	1,799
Expense Example, with Redemption, 5 Years	2,966
Expense Example, with Redemption, 10 Years	5,771
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	1,599
Expense Example, with Redemption, 5 Years	2,933
Expense Example, with Redemption, 10 Years	6,059
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	1,319
Expense Example, with Redemption, 5 Years	2,506
Expense Example, with Redemption, 10 Years	5,384
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	1,311
Expense Example, with Redemption, 5 Years	2,493
Expense Example, with Redemption, 10 Years	$ 5,363